Property, plant and equipment - Disclosure of Benchmark Prices Used in Impairment Tests (Detail)	Dec. 31, 2021 $ / CAD $ / bbl $ / MMBTU	Dec. 31, 2020 $ / MMBTU $ / CAD $ / bbl
Disclosure of detailed information about property, plant and equipment [line items]
2021 | $ / CAD	0.80	0.77
2022 | $ / CAD	0.80	0.77
2023 | $ / CAD	0.80	0.77
2024 | $ / CAD	0.80	0.77
2025 | $ / CAD	0.80	0.77
2027 – 2032 | $ / CAD	0.80	0.77
2021	0.00%	0.00%
2022	2.25%	1.50%
2023	2.00%	2.00%
2024	2.00%	2.00%
2025	2.00%	2.00%
2027 – 2032	2.00%	2.00%
Thereafter (inflation percentage)	2.00%	2.00%
WTI [member]
Disclosure of detailed information about property, plant and equipment [line items]
2021 | $ / bbl	71.88	46.88
2022 | $ / bbl	67.91	51.14
2023 | $ / bbl	65.42	54.83
2024 | $ / bbl	66.72	56.48
2025 | $ / bbl	68.05	57.62
2027 – 2032 | $ / bbl	72.98	61.16
Thereafter (inflation percentage)	2.00%	2.00%
AECO [member]
Disclosure of detailed information about property, plant and equipment [line items]
2021 | $ / MMBTU	3.58	2.74
2022 | $ / MMBTU	3.22	2.70
2023 | $ / MMBTU	3.07	2.65
2024 | $ / MMBTU	3.14	2.69
2025 | $ / MMBTU	3.20	2.74
2027 – 2032 | $ / MMBTU	3.43	2.91
Thereafter (inflation percentage)	2.00%	2.00%